UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION [Abstract]
Total revenues	$ 72,754	$ 60,084	$ 79,962	$ 121,555	$ 154,254	$ 139,034	$ 147,033	$ 134,703	$ 334,355	$ 575,024	$ 418,299
Net income (loss)	$ (107,036)	$ (8,067)	$ 9,606	$ 38,072	$ 75,158	$ 51,704	$ 54,050	$ 44,965	$ (67,425)	$ 225,877	$ 85,723
Earnings (loss) per share - Basic (in dollars per share)	$ (3.51)	$ (0.26)	$ 0.32	$ 1.24	$ 2.43	$ 1.67	$ 1.69	$ 1.38	$ (2.21)	$ 7.15	$ 2.88
Earnings (loss) per share - Diluted (in dollars per share)	$ (3.51)	$ (0.26)	$ 0.32	$ 1.24	$ 2.43	$ 1.67	$ 1.68	$ 1.38	$ (2.21)	$ 7.12	$ 2.88